Supplement to the
Fidelity® Variable Insurance Products
Index 500 Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

VI5-19-01 1.797998.119	July 12, 2019

Supplement to the
Fidelity® Variable Insurance Products
Total Market Index Portfolio Initial Class, Service Class and Service Class 2
April 10, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

VTMI-19-01 1.9896181.100	July 12, 2019

Supplement to the
Fidelity® Variable Insurance Products
International Index Portfolio Initial Class, Service Class and Service Class 2
April 10, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

VIIP-19-01 1.9896180.100	July 12, 2019

Supplement to the
Fidelity® Variable Insurance Products
Extended Market Index Portfolio Initial Class, Service Class and Service Class 2
April 10, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

VEMI-19-01 1.9896178.100	July 12, 2019

Supplement to the
Fidelity® Variable Insurance Products
Index 500 Portfolio Initial Class, Service Class and Service Class 2
April 30, 2019
Prospectus

Manav Verma no longer serves as a portfolio manager of the fund.

The following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Payal Gupta (portfolio manager) has managed the fund since June 2019.

The following information supplements the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Payal Gupta is portfolio manager of the fund, which she has managed since June 2019. She also manages other funds. Since joining Geode in 2019, Ms. Gupta has worked as a portfolio manager. Prior to joining Geode, Ms. Gupta worked at State Street Global Advisors from 2005 to 2019, most recently as senior portfolio manager.

VI5-ND-19-01 1.9896179.100	July 12, 2019